CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and due from banks	$ 40,482	$ 39,605
Federal funds sold	26,175	60,600
Interest-bearing deposits	24,771	27,338
Total cash and cash equivalents	91,428	127,543
Securities available for sale	232,372	156,925
Securities held to maturity	174,684	189,371
Loans held for sale	1,896	2,563
Loans, net	1,347,779	1,233,651
Accrued interest receivable	8,174	7,419
Premises and equipment, net	43,818	44,810
Other real estate owned	2,244	1,692
Cash surrender value of life insurance	19,117	17,804
Deferred tax asset	2,543	4,892
Core deposit intangible, net	2,724	3,308
Goodwill	18,742	18,742
Other assets	17,103	19,616
Total assets	1,962,624	1,828,336
Deposits
Noninterest-bearing	410,009	358,752
Interest-bearing	1,266,311	1,218,039
Total deposits	1,676,320	1,576,791
Securities sold under agreements to repurchase	12,879	10,859
Accrued interest and other liabilities	7,117	6,006
Other debt	0	18,286
Federal Home Loan Bank advances	45,153	55,170
Subordinated debentures	13,810	19,310
Total liabilities	1,755,279	1,686,422
Commitments and contingent liabilities
KSOP-owned shares	0	31,661
Shareholders’ equity
Preferred stock, $5.00 par value, 15,000,000 shares authorized, no shares issued	0	0
Common stock, $1.00 par value, 50,000,000 shares authorized, 11,921,298 and 9,616,275 shares issued, and 11,058,956 and 8,751,923 shares outstanding, respectively	11,921	9,616
Additional paid-in capital	155,601	101,736
Retained earnings	66,037	57,160
Treasury stock, 862,342 and 864,352 shares at cost	(20,087)	(20,111)
Accumulated other comprehensive loss	(6,127)	(6,487)
Stockholder's equity, including KSOP-owned shares	207,345	141,914
Total shareholders’ equity	207,345	110,253
Total liabilities and shareholders' equity	$ 1,962,624	$ 1,828,336